Note 10 - Income Tax Expenses	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
1
0
.          Income tax expenses

(a)      Tax charge

(US dollars in thousands)	2019	2018	2017
Current tax
UK corporation tax	29	(29)	-
Foreign tax	(217)	2,279	(2,361)
Total current tax	(188)	2,250	(2,361)

Deferred tax
Current year
UK corporation tax	267	(370)	451
Foreign tax	(636)	4,378	(3,428)
Total deferred tax	(369)	4,008	(2,977)

Total income tax	(557)	6,258	(5,338)

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

(US dollars in thousands)	201 9	2018	2017
(Loss)/profit before income tax	(10,666)	(34,137)	10,919
Group weighted average corporation tax rate	21.8%	22.8%	20.0%
Tax at standard rate	2,325	7,772	(2,184)
Effects of:
Expenses that are not deductible for tax purposes	41	(3,872)	(20)
Adjustment to prior year tax provisions	(64)	2,358	-
Deferred tax assets not recognized on tax losses	(2,859)	-	-
Tax rates of subsidiaries operating in other jurisdictions	-	-	(3,108)
Change in tax rates	-	-	(26)
Total income tax for the year recognized in the Consolidated Statement of Comprehensive Income	(557)	6,258	(5,338)

(b)      Deferred tax

Deferred tax assets	2019	2018	2017
Deferred tax assets	2,054	2,570	2,312
Deferred tax liabilities	(1)	(26)	(3,776)
Net deferred tax asset/(liability)	2,053	2,544	(1,464)

These assets and liabilities are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to comprehensive income	739	-	739
Acquisition	1,573	-	1,573
March 31, 2017	2,312	-	2,312
Credit/(charged) to comprehensive income	(727)	985	258
March 31, 2018	1,585	985	2,570
Credit/(charged) to comprehensive income	(580)	64	(516)
March 31, 201 9	1,005	1,049	2,054

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to comprehensive income	(13)	(3,763)	(3,776)
March 31, 2017	(13)	(3,763)	(3,776)
Credit/(charged) to comprehensive income	5	3,745	3,750
March 31, 2018	(8)	(18)	(26)
Credit/(charged) to comprehensive income	7	18	25
March 31, 201 9	(1)	-	(1)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.